Investments Accounted for Using the Equity Method (Investments Recognized in Share of Profit/(Loss)) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Associates	¥ 678,077	¥ 927,814	¥ 839,425
Joint ventures	46,663	44,779	46,172
Total	¥ 724,740	¥ 972,593	¥ 885,597